STOCK-BASED COMPENSATION	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
STOCK-BASED COMPENSATION
NOTE 8
STOCK-BASED COMPENSATION
We have stock-based compensation plans under which we annually grant stock option, restricted stock, restricted stock unit (RSU) and performance stock unit (PSU) awards to key managers and directors. Exercise prices on options granted have been, and continue to be, set equal to the market price of the underlying shares on the date of the grant. Since September 2002, the key manager stock option awards granted vest after three years and have a 10-year life. The key manager stock option awards granted from July 1998 through August 2002 vested after three years and have a 15-year life. Key managers can elect to receive up to 100% of the value of their option award in RSUs. Key manager RSUs vest and are settled in shares of common stock five years from the grant date. The awards provided to the Company's directors are in the form of restricted stock and RSUs.
In addition to our key manager and director grants, we make other minor stock option and RSU grants to employees for which the terms are not substantially different than those described in the preceding paragraph. In 2011, we implemented a performance stock program (PSP) and granted PSUs to senior level executives. Under this program, the number of PSUs that will vest three years after the respective grant date is based on the Company's performance relative to pre-established performance goals during that three year period.
A total of 180 million shares of common stock were authorized for issuance under stock-based compensation plans approved by shareholders in 2003 and 2009. A total of 56 million shares remain available for grant under the 2003 and 2009 plans.
Total stock-based compensation expense for stock option grants was $249, $317 and $358 for 2013, 2012 and 2011, respectively. Total compensation expense for restricted stock, RSUs and PSUs was $97, $60 and $56 in 2013, 2012 and 2011, respectively. The total income tax benefit recognized in the income statement for stock options, restricted stock, RSUs and PSUs was $96, $102 and $117 in 2013, 2012 and 2011, respectively.
In calculating the compensation expense for stock options granted, we utilize a binomial lattice-based valuation model. Assumptions utilized in the model, which are evaluated and revised, as necessary, to reflect market conditions and experience, were as follows:

Years ended June 30	2013	2012	2011
Interest rate	0.2-2.0%	0.2-2.1%	0.3-3.7%
Weighted average interest rate	1.8%	1.9%	3.4%
Dividend yield	2.9%	2.6%	2.4%
Expected volatility	14-15%	12-18%	14-18%
Weighted average volatility	15%	15%	16%
Expected life in years	8.9	8.5	8.8

Lattice-based option valuation models incorporate ranges of assumptions for inputs and those ranges are disclosed in the preceding table. Expected volatilities are based on a combination of historical volatility of our stock and implied volatilities of call options on our stock. We use historical data to estimate option exercise and employee termination patterns within the valuation model. The expected life of options granted is derived from the output of the option valuation model and represents the average period of time that options granted are expected to be outstanding. The interest rate for periods within the contractual life of the options is based on the U.S. Treasury yield curve in effect at the time of grant.
A summary of options, RSUs and PSUs outstanding under the plans as of June 30, 2013, and activity during the year then ended is presented below:

Options in thousands	Options	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contract-ual Life in Years	Aggregate Intrinsic Value (in millions)
Outstanding, beginning of year	353,093	$53.83
Granted	24,818	75.41
Exercised	(69,933)	47.09
Canceled	(1,739)	60.97
OUTSTANDING, END OF YEAR	306,239	57.07	4.9	$6,100
EXERCISABLE	223,154	52.97	3.6	5,367

The weighted average grant-date fair value of options granted was $8.19, $8.05 and $11.09 per share in 2013, 2012 and 2011, respectively. The total intrinsic value of options exercised was $1,759, $820 and $628 in 2013, 2012 and 2011, respectively. The total grant-date fair value of options that vested during 2013, 2012 and 2011 was $352, $435 and $445, respectively. At June 30, 2013, there was $233 of compensation cost that has not yet been recognized related to stock option grants. That cost is expected to be recognized over a remaining weighted average period of 1.8 years. Cash received from options exercised was $3,294, $1,735 and $1,237 in 2013, 2012 and 2011, respectively. The actual tax benefit realized for the tax deductions from option exercises totaled $575, $239 and $188 in 2013, 2012 and 2011, respectively.

	RSUs		PSUs
Other Stock-Based Awards in thousands	Units	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value
Non-vested at July 1, 2012	3,670	$55.53	1,261	$58.79
Granted	1,951	62.69	626	67.70
Vested	(952)	59.50	—	—
Forfeited	(79)	55.31	—	—
Non-vested at June 30, 2013	4,590	56.88	1,887	61.75

At June 30, 2013, there was $195 of compensation cost that has not yet been recognized related to restricted stock, RSUs and PSUs. That cost is expected to be recognized over a remaining weighted average period of 3.1 years. The total fair value of shares vested was $51, $38 and $30 in 2013, 2012 and 2011, respectively.
We have no specific policy to repurchase common shares to mitigate the dilutive impact of options, RSUs and PSUs. However, we have historically made adequate discretionary purchases, based on cash availability, market trends and other factors, to offset the impacts of such activity.